REFUND PAYABLE TO MEMBERS	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
REFUND PAYABLE TO MEMBERS
13. REFUND PAYABLE TO MEMBERS

	As of December 31,
	2018	2019
	RMB	RMB
Refund payable to members	396,024	26,883

Refund payable to members represents the estimated referral incentives expected to be refunded to referring members from the upfront membership fees paid and the merchandise purchases for their own accounts (Note 2.17).
The movement of refund payable to members during the periods presented are as follows:

Refund payable to members
Balance as of December 31, 2016	77,652
Estimated referral incentives to be refunded	430,918
Referral incentives earned (1)	(360,627)

Balance as of December 31, 2017	147,943

Balance as of December 31, 2017	147,943
Estimated referral incentives to be refunded	626,853
Referral incentives earned (1)	(378,772)

Balance as of December 31, 2018	396,024

Balance as of December 31, 2018	396,024
Estimated referral incentives to be refunded	132,989
Referral incentives earned (1)	(122,760)
Change in estimate (2)	(379,370)

Balance as of December 31, 2019	26,883

(1)	Once the referral incentives are earned by the referring members, the amounts are transferred to the members’ individual Yunji App accounts and recorded as Incentive payables to members (Note 12).
(2)
The estimation of refund payable to members is based upon the historical data of referral incentives earned by referring members within their active life cycle. The balance of the payable was RMB396,024 at December 31, 2018, and reflected the Company’s strategy to utilize membership packages and referrals as a principal means of gaining customers. In June 2019, the Company, at its discretion, launched a series of promotion activities which allowed non-member users to join the Group’s membership program without having to purchase membership packages. The non-paid membership is available to new members as long as they meet a certain cumulative spending threshold, or certain other requirements, within a given period of time. These promotion activities enlarged the Group’s member base in 2019 by attracting more non-member users to become members. It further encouraged an increasing percentage of members to purchase more merchandise to meet the cumulative spending threshold and enjoy the member exclusive discounts under the membership program. Upon the successful launch of these promotion activities, the amount of revenue earned from referring members, and the commissions paid to them, decreased since late of the second quarter of 2019. Based on this new pattern of activity, and the continuing expansion of the promotion activities, the Company recognized a change in estimate
to reduce the Refund Payable to Members by RMB379,370 during 2019. The adjustment was recorded as an increase in revenue, reflecting the original establishment of the refund payable as a reduction in revenue (as a form of variable revenue consideration). The balance of the refund payable as of December 31, 2019 was RMB26,883, and reflected the Company’s best estimate of its liability based on historical patterns of earnings and redemptions, after the introduction of the above mentioned promotion activities.